Acquisition	12 Months Ended
Dec. 31, 2022
Acquisition
Acquisition

Note 5.  Acquisition

On October 30, 2020, the Company infused cash of $6,680 thousand into CMVT in exchange for 66.71% of the outstanding common shares of CMVT. Acquisition-related costs, which were charged to expense as incurred, were insignificant.

CMVT is a Taiwan company dedicated to the development and production of Omniwide film for display with its own technology: ultra view switching. As a result of the acquisition, the Company is expected to further strengthen the Company's competitiveness in the displays with the addition of technology resources.

The results of CMVT's operations have been included in the Company's consolidated financial statements since that date. The amounts of CMVT's revenues and losses included in the consolidated statements of profit or loss from the acquisition date to the period ended December 31, 2020 were $1,231 thousand and $214 thousand, respectively. If the acquisition had occurred on January 1, 2020, management estimates that consolidated revenue would have been $891,038 thousand (unaudited), and consolidated profit for the year would have been $46,361 thousand (unaudited). In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on January 1, 2020.

The following table summarizes the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

Fair value
(in thousands)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$7,982
Current assets, other than cash	2,602
Property, plant and equipment	1,906
Other intangible assets	704
Other current liabilities	(3,181)
Total identifiable net assets acquired	10,013
Noncontrolling interests	(3,333)
Total consideration paid	$6,680

Acquired assets were valued at estimates of their current fair values based on management’s estimates and consultation with an independent appraiser.